                      GE Capital Life Separate Account II
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Capital Life Separate Account II (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
 AIM V.I. Blue Chip Fund -- Series I shares
 AIM V.I. Real Estate Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
 AllianceBernstein Large Cap Growth Portfolio
   (formerly, AllianceBernstein Premier Growth
   Portfolio -- Class B)

American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
 VP International Fund -- Class I
 VP Ultra(R) Fund -- Class I
 VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares

Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
 VT Worldwide Health Sciences Fund

Fidelity(R) Variable Insurance Products Fund:
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2

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Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Franklin Large Cap Growth Securities Fund --  Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Total Return Fund

J.P. Morgan Series Trust II:
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U. S. Large Cap Core Equity Portfolio

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Strategic Income Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares

Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA --Service Shares
  Oppenheimer Main Street Fund/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund/VA --Service Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio* -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares

Scudder Variable Series II:
  Scudder Technology Growth Portfolio -- Class B Shares
  SVS Dreman High Return Equity Portfolio -- Class B Shares
  SVS Dreman Small Cap Value Portfolio -- Class B Shares
  * This Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

These Portfolios may not be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

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In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                1-800-313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is April 29, 2005.

Table of Contents



                Definitions.................................................  6

                Fee Tables..................................................  8
                   Examples................................................. 10

                Synopsis.................................................... 12

                Condensed Financial Information............................. 17

                Investment Results.......................................... 17

                Financial Statements........................................ 17

                The Company................................................. 18

                The Separate Account........................................ 19
                   The Portfolios........................................... 19
                   Subaccounts.............................................. 20
                   Voting Rights............................................ 26

                The Guarantee Account....................................... 27

                Charges and Other Deductions................................ 29
                   Transaction Expenses..................................... 30
                   Other Charges............................................ 32

                The Contract................................................ 34
                   Purchase of the Contract................................. 34
                   Ownership................................................ 35
                   Assignment............................................... 36
                   Purchase Payments........................................ 36
                   Valuation Day and Valuation Period....................... 37
                   Allocation of Purchase Payments.......................... 37
                   Optional Enhanced Payment Benefit........................ 38
                   Valuation of Accumulation Units.......................... 38

                Transfers................................................... 40
                   Transfers Before the Annuity Commencement Date........... 40
                   Transfers From the Guarantee Account to the Subaccounts.. 40 Transfers From the Subaccounts to the Guarantee Account.. 40
                   Transfers Among the Subaccounts.......................... 41
                   Telephone/Internet Transactions.......................... 42
                   Confirmation of Transactions............................. 43
                   Special Note on Reliability.............................. 43
                   Transfers By Third Parties............................... 44
                   Special Note on Frequent Transfers....................... 45
                   Dollar Cost Averaging Program............................ 47

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   Portfolio Rebalancing Program.........................................  49
   Guarantee Account Interest Sweep Program..............................  49

Surrenders and Partial Withdrawals.......................................  51
   Surrenders and Partial Withdrawals....................................  51
   Systematic Withdrawal Program.........................................  52

The Death Benefit........................................................  55
   Death Benefit at Death of Any Annuitant Before Annuity Commencement
     Date................................................................  55
   When We Calculate The Death Benefit...................................  57
   Death of an Owner or Joint Owner Before the Annuity Commencement Date. 58 Death of Owner, Joint Owner or Annuitant After Income Payments Begin.. 60

Income Payments..........................................................  61
   Optional Payment Plans................................................  63
   Variable Income Payments..............................................  65
   Transfers After the Annuity Commencement Date.........................  65

Federal Tax Matters......................................................  67
   Introduction..........................................................  67
   Taxation of Non-Qualified Contracts...................................  67
   Section 1035 Exchanges................................................  71
   Qualified Retirement Plans............................................  72
   Federal Income Tax Withholding........................................  76
   State Income Tax Withholding..........................................  76
   Tax Status of the Company.............................................  77
   Changes in the Law....................................................  77

Requesting Payments......................................................  78

Sales of the Contracts...................................................  80
   Principal Underwriter.................................................  80
   Sales of the Contracts................................................  80

Additional Information...................................................  83
   Owner Questions.......................................................  83
   Return Privilege......................................................  83
   State Regulation......................................................  84
   Evidence of Death, Age, Gender or Survival............................  84
   Records and Reports...................................................  84
   Other Information.....................................................  84
   Legal Proceedings.....................................................  84

Appendix -- Condensed Financial Information.............................. A-1

Table of Contents -- Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

                      Separate Account -- GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

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                      Service Center -- The office to which all written and
                      telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, 1-800-313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables


                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

          Contract Owner Transaction Expenses
          ------------------------------------------------------------
          Surrender Charge (as a percentage of      Maximum of 8%/1,2/
           purchase payments partially withdrawn or
           surrendered)
          ------------------------------------------------------------
            Transfer Charge                             $10.00/3/
          ------------------------------------------------------------

                    /1/ The maximum surrender charge assumes you elect the
                        Enhanced Payment Benefit Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

                    /2/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /3/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

 Periodic Charges Other Than
  Portfolio Expenses
 ------------------------------------------------------------------------------
  Annual Contract Charge                             $30.00/1/
 ------------------------------------------------------------------------------

 Separate Account Annual Expenses (as a percentage of your
  average daily net assets in the Separate Account)
 ------------------------------------------------------------------------------

  Mortality and Expense Risk Charge          Annuitant
                                         (Joint Annuitant,
                                          if any) Age 70       Either Annuitant
                                            or Younger           Over Age 70
                                             at Issue              at Issue
                                     ------------------------- ----------------
                                               1.30%                1.50%
 ------------------------------------------------------------------------------
  Administrative Expense Charge                        0.15%
 ------------------------------------------------------------------------------

 Optional Benefits
 ------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                     0.15%/2/
 ------------------------------------------------------------------------------

 Maximum Total Separate Account              Annuitant
  Annual Expenses/3/                 (Joint Annuitant, if any)
                                              Age 70           Either Annuitant
                                            or Younger           Over Age 70
                                             at Issue              at Issue
                                     ------------------------- ----------------
                                               1.60%                1.80%
 ------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ This charge is deducted as a percentage of your assets allocated to the Separate Account.

                    /3/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sales of the Contracts" provision of this prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.49%   1.88%
                       ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.49% and 1.88%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Enhanced Payment Benefit Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                          1 Year    3 Years   5 Years  10 Years
                                         --------- --------- --------- ---------
             Costs Based on Maximum
               Annual Portfolio Expenses $1,100.31 $1,784.89 $2,488.50 $4,018.79
             -------------------------------------------------------------------

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                           1 Year   3 Years   5 Years  10 Years
                                           ------- --------- --------- ---------
               Costs Based on Maximum
                 Annual Portfolio Expenses $380.31 $1,154.89 $1,948.50 $4,018.79
               -----------------------------------------------------------------

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.65% for the mortality
                           and expense risk charge as well as the
                           administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.1% of the Contract Value); and

                         . a charge of 0.15% for the Enhanced Payment Benefit
                           Option (an annual rate as a percentage of your assets in the Separate Account).

                      If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

                      For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess charges in the aggregate at an effective annual rate of 1.45% (1.60% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the

                      "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

                      If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

                      If you elect the enhanced payment benefit your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

                      This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

                      If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision in this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see the Appendix for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Enhanced Payment Benefit Option. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by General Electric Company. GE Asset Management is also indirectly owned by the General Electric Company. Therefore, the Company, Capital Brokerage Corporation and GE Asset Management are affiliated companies.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account


                      We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments.
                      There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS           You may allocate purchase payments in up to 20
                      Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                        Adviser (and Sub-Adviser(s),
                        Subaccount Investing In              Investment Objective              as applicable)
                        --------------------------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Aggressive Growth       Seeks to achieve long-term     A I M Advisors, Inc.
INSURANCE FUNDS         Fund -- Series I shares          growth of capital.
                        --------------------------------------------------------------------------------------------
                        AIM V.I. Blue Chip Fund --       Seeks to provide long-term     A I M Advisors, Inc.
                        Series I shares                  growth of capital.
                        --------------------------------------------------------------------------------------------
                        AIM V.I. Real Estate Fund --     Seeks to achieve high total    A I M Advisors, Inc.
                        Series II shares                 return.                        (subadvised by INVESCO
                                                                                        Institutional (N.A.), Inc.)
                        --------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Growth and     Seeks reasonable current       Alliance Capital
VARIABLE PRODUCTS       Income Portfolio --Class B       income and reasonable          Management, L.P.
SERIES FUND, INC.                                        opportunity for appreciation
                                                         through investments primarily
                                                         in dividend- paying common
                                                         stocks of good quality.
                        --------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Seeks growth of capital by     Alliance Capital
                        Growth Portfolio -- Class B      pursuing aggressive            Management, L.P.
                        (formerly, AllianceBernstein     investment policies.
                        Premier Growth Portfolio)
                        --------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --       Seeks capital growth. Income   American Century Investment
VARIABLE PRODUCTS, INC. Class I                          is a secondary objective.      Management, Inc.
                        --------------------------------------------------------------------------------------------
                        VP International Fund -- Class I Seeks capital growth.          American Century Investment
                                                                                        Management, Inc.
                        --------------------------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I      Seeks long-term capital        American Century Investment
                                                         growth.                        Management, Inc.
                        --------------------------------------------------------------------------------------------
                        VP Value Fund -- Class I         Seeks long-term capital        American Century Investment
                                                         growth. Income is a secondary  Management, Inc.
                                                         objective.
                        --------------------------------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                        Subaccount Investing In               Investment Objective              as applicable)
                        ---------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection           Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II, Fund -- Class II                  return using a strategy that   Management, Inc.
INC.                                                      seeks to protect against U.S.
                                                          inflation.
                        ---------------------------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios --  Seeks investment returns that  The Dreyfus Corporation
                        MidCap Stock Portfolio -- Initial are greater than the total
                        Shares                            return performance of
                                                          publicly traded common stocks
                                                          of medium-sized domestic
                                                          companies in the aggregate as
                                                          represented by the Standard &
                                                          Poor's 400 MidCap Index.
                        ---------------------------------------------------------------------------------------------
                        Dreyfus Variable Investment       Seeks as high a level of       The Dreyfus Corporation
                        Fund -- Money Market Portfolio    current income as is
                                                          consistent with the
                                                          preservation of capital./1/
                        ---------------------------------------------------------------------------------------------
                        The Dreyfus Socially Responsible  Seeks capital growth, with     The Dreyfus Corporation
                        Growth Fund, Inc. -- Initial      current income as a secondary
                        Shares                            objective.
                        ---------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund      Seeks high current income.     Eaton Vance Management
TRUST
                        ---------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences      Seeks long-term capital        OrbiMed Advisors, LLC.
                        Fund                              growth by investing in a
                                                          worldwide and diversified
                                                          portfolio of health science
                                                          companies.
                        ---------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Contrafund(R) Portfolio --    Seeks long-term capital        Fidelity Management &
INSURANCE PRODUCTS      Service Class 2                   appreciation.                  Research Company
FUND                                                                                     (subadvised by Fidelity
                                                                                         Management & Research
                                                                                         (U.K.) Inc., Fidelity
                                                                                         Management & Research
                                                                                         (Far East) Inc., Fidelity
                                                                                         Investments Japan Limited
                                                                                         and FMR Co., Inc.)
                        ---------------------------------------------------------------------------------------------
                        VIP Equity-Income Portfolio --    Seeks reasonable income by     Fidelity Management &
                        Service Class 2                   investing primarily in         Research Company
                                                          income-producing equity        (subadvised by FMR Co.,
                                                          securities. In choosing these  Inc.)
                                                          securities, the fund will
                                                          also consider the potential
                                                          for capital appreciation. The
                                                          fund's goal is to achieve a
                                                          yield which exceeds the
                                                          composite yield on the
                                                          securities comprising the
                                                          Standard & Poor's 500/SM/
                                                          Index (S&P 500(R))
                        ---------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --          Seeks long-term growth of      Fidelity Management &
                        Service Class 2                   capital.                       Research Company
                                                                                         (subadvised by Fidelity
                                                                                         Management & Research
                                                                                         (U.K.), Inc. and Fidelity
                                                                                         Management & Research Far
                                                                                         East Inc.
                        ---------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                          Adviser (and Sub-Adviser(s),
                   Subaccount Investing In           Investment Objective        as applicable)
                   -----------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize     Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            income while
PRODUCTS TRUST                                       maintaining
                                                     prospects for
                                                     capital
                                                     appreciation.
                   -----------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital         Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares appreciation.
                   -----------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital         Franklin Mutual Advisers,
                   Class 2 Shares                    appreciation.         LLC
                                                     Income is a
                                                     secondary goal.
                   -----------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term       Templeton Investment
                   Fund -- Class 2 Shares            capital growth.       Counsel, LLC; subadvised
                                                                           by Franklin Advisers, Inc.
                   -----------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total      Templeton Investment
                   Fund -- Class 2 Shares            return.               Counsel, LLC; subadvised
                                                                           by Franklin Advisers, Inc.
                   -----------------------------------------------------------------------------------
GE INVESTMENTS     Total Return Fund                 Seeks the highest     GE Asset Management
FUNDS, INC.                                          total return          Incorporated
                                                     composed of current
                                                     income and capital
                                                     appreciation, as is
                                                     consistent with
                                                     prudent investment
                                                     risk.
                   -----------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                    Seeks high total      J.P. Morgan Investment
TRUST II                                             return consistent     Management, Inc., a
                                                     with moderate risk    subsidiary of J.P. Morgan
                                                     of capital and        Chase & Co.
                                                     maintenance of
                                                     liquidity.
                   -----------------------------------------------------------------------------------
                   International Equity Portfolio    Seeks to provide      J.P. Morgan Investment
                                                     high total return     Management, Inc., a
                                                     from a portfolio of   subsidiary of J.P. Morgan
                                                     equity securities     Chase & Co.
                                                     of foreign
                                                     companies.
                   -----------------------------------------------------------------------------------
                   Mid Cap Value Portfolio           Seeks growth from     J.P. Morgan Investment
                                                     capital               Management, Inc., a
                                                     appreciation.         subsidiary of J.P. Morgan
                                                                           Chase & Co.
                   -----------------------------------------------------------------------------------
                   Small Company Portfolio           Seeks to provide      J.P. Morgan Investment
                                                     high total return     Management, Inc., a
                                                     from a portfolio of   subsidiary of J.P. Morgan
                                                     small company         Chase & Co.
                                                     stocks.
                   -----------------------------------------------------------------------------------
                   U.S. Large Cap Core Equity        Seeks to provide      J.P. Morgan Investment
                   Portfolio                         high total return     Management, Inc., a
                                                     from a portfolio of   subsidiary of J.P. Morgan
                                                     selected equity       Chase & Co.
                                                     securities.
                   -----------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth Stock     Seeks long-term       Massachusetts Financial
INSURANCE TRUST    Series -- Service Class Shares    growth of capital     Services Company
                                                     and future income
                                                     rather than current
                                                     income.
                   -----------------------------------------------------------------------------------
                   MFS(R) Strategic Income           Seeks high current    Massachusetts Financial
                   Series -- Service Class Shares    income. Significant   Services Company
                                                     capital
                                                     appreciation is a
                                                     secondary objective.
                   -----------------------------------------------------------------------------------
                   MFS(R) Total Return Series --     Seeks above average   Massachusetts Financial
                   Service Class Shares              income. Reasonable    Services Company
                                                     opportunity for
                                                     growth of capital
                                                     and income is a
                                                     secondary objective.
                   -----------------------------------------------------------------------------------

                                                                          Adviser (and Sub-Adviser(s),
                     Subaccount Investing In         Investment Objective        as applicable)
                     ---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Capital             Seeks capital         OppenheimerFunds, Inc.
ACCOUNT FUNDS        Appreciation Fund/VA -- Service appreciation by
                     Shares                          investing in
                                                     securities of
                                                     well-known
                                                     established
                                                     companies.
                     ---------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/   Seeks high total      OppenheimerFunds, Inc.
                     VA -- Service Shares            return (which
                                                     includes growth in
                                                     the value of its
                                                     shares as well as
                                                     current income)
                                                     from equity and
                                                     debt securities.
                     ---------------------------------------------------------------------------------
                     Oppenheimer Main Street Small   Seeks capital         OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares   appreciation.
                     ---------------------------------------------------------------------------------
PIMCO VARIABLE       High Yield Portfolio --         Seeks maximum total   Pacific Investment
INSURANCE TRUST      Administrative Class Shares     return, consistent    Management Company LLC
                                                     with preservation
                                                     of capital and
                                                     prudent investment
                                                     management. Invests
                                                     at least 80% of its
                                                     assets in a
                                                     diversified
                                                     portfolio of high
                                                     yield securities
                                                     ("junk bonds")
                                                     rated below
                                                     investment grade
                                                     but rated at least
                                                     Caa by Moody's or
                                                     CCC by S&P, or, if
                                                     unrated, determined
                                                     by PIMCO to be of
                                                     comparable quality,
                                                     subject to a
                                                     maximum of 5% of
                                                     total assets in
                                                     securities rated
                                                     Caa by Moody's or
                                                     CCC by S&P, or, if
                                                     unrated, determined
                                                     by PIMCO to be of
                                                     comparable quality.
                     ---------------------------------------------------------------------------------
                     Low Duration Portfolio --       Seeks maximum total   Pacific Investment
                     Administrative Class Shares     return, consistent    Management Company
                                                     with preservation
                                                     of capital and
                                                     prudent investment
                                                     management.
                     ---------------------------------------------------------------------------------
SCUDDER VARIABLE     Scudder Technology Growth       Seeks growth of       Deutsche Asset
SERIES II            Portfolio -- Class B Shares     capital.              Management
                     ---------------------------------------------------------------------------------
                     SVS Dreman High Return Equity   Seeks to achieve a    Deutsche Asset
                     Portfolio -- Class B Shares     high rate of total    Management (subadvised by
                                                     return.               Dreman Value Management
                                                                           L.L.C.)
                     ---------------------------------------------------------------------------------
                     SVS Dreman Small Cap Value      Seeks long-term       Deutsche Asset
                     Portfolio -- Class B Shares     capital               Management (subadvised by
                                                     appreciation.         Dreman Value Management
                                                                           L.L.C.)
                     ---------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                         1) the investment objective of the Portfolio;

                         2) the Portfolio's performance history;

                         3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                         4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from GE Life & Annuity Separate Account 4 during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable

                      Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, and Scudder Variable Series II. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account


                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges;

                         . the risk that the bonus paid, if the Enhanced
                           Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

                      The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                8%
                       2                                8%
                       3                                7%
                       4                                7%
                       5                                6%
                       6                                5%
                       7                                4%
                       8                                2%
                   9 or more                            0%
       ------------------------------------------------------------------

                      The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain (as
                           defined below);

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals including surrender
                            charges previously taken;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

DEDUCTIONS FROM       We deduct from the Separate Account an amount, computed
THE SEPARATE          daily, equal to an annual rate of 1.45% (1.65% when
ACCOUNT               either Annuitant is older than age 70 when the contract
                      is issued) of the daily net assets of the Separate
                      Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract
                      Value.

                      If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR            We charge for the Enhanced Payment Benefit Option. We
ENHANCED PAYMENT      deduct the charge for the Enhanced Payment Benefit Option
BENEFIT OPTION        at an effective annual rate of 0.15% of your daily net
                      asset value in the Separate Account. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract


                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

                      To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your Optional Payment Plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

                           In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Annuity Commencement
                      Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service
                      Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE              You may make purchase payments at any frequency and in
PAYMENTS              the amount you select, subject to certain limitations.
                      You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age
                      80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner
                      (or joint owner, if applicable), whichever comes first.
                      We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place purchase payments into the Subaccounts, each of
PURCHASE              which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.
                      The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New
                      York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

OPTIONAL              For contracts issued with Annuitant(s) age 80 or younger,
ENHANCED              if you elect the Optional Enhanced Payment Benefit, we
PAYMENT               will add a percentage of each purchase payment you make
BENEFIT               to your Contract Value. Currently, this amount is 4%, but
                      it may vary with each purchase payment and could be zero.
                      We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

                      We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

                      There are important things you should consider before you elect the enhanced payment benefit. These include:

                         . Over time and under certain circumstances (such as
                           an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

                         . Once you elect the enhanced payment benefit, you
                           cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

                         . We may lower the enhanced payment amount, and we may
                           determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

                         . We will recapture the enhanced payment amount if you
                           surrender your contract during the free look period.

                         . Please take advantage of the guidance of a qualified
                           financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

                         . We may profit from the enhanced payment benefit
                           charge.

VALUATION OF
ACCUMULATION
UNITS Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

TRANSFERS BEFORE      All owners may transfer all or a portion of their assets
THE ANNUITY           between and among the Subaccounts of the Separate Account
COMMENCEMENT          and the Guarantee Account on any Valuation Day prior to
DATE                  the Annuity Commencement Date, subject to certain
                      conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee
                      Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service
                      Center. There may be limitations placed on multiple transfer requests made at different times during the same
                      Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting
                      Payments" provision in this prospectus.

TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. The Guarantee Account may not be
TO THE GUARANTEE      available in all markets. For contracts issued on or
ACCOUNT               after the later of September 2, 2003, or the date on
                      which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

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





TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e.
                      you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service.
                      If you wish to change a transfer request sent by U.S.
                      Mail, such change must also be sent in writing by U.S.
                      Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect Unit Values.

                      The affected Portfolio(s) determine whether items (1) or
                      (2) above apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON
RELIABILITY           Please note that the Internet or our telephone system may
                      not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the
                      Dreyfus Variable Investment Fund -- Money Market
                      Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 313-5282.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your purchase payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating purchase
PROGRAM               payments, in accordance with your allocation instructions
                      in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals


SURRENDERS AND        We will allow you to surrender your contract or to
PARTIAL               withdraw of a portion of your Contract Value at any time
WITHDRAWALS           before the Annuity Commencement Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

                      For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
 PROGRAM              equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

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




                      For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

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


The Death Benefit


DEATH BENEFIT         If any Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANY ANNUITANT         joint owner of the contract, the amount of proceeds
BEFORE ANNUITY        available for the designated beneficiary is the death
COMMENCEMENT          benefit. Upon receipt of due proof of an Annuitant's
DATE                  death (generally, due proof is a certified copy of the
                      death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) the greatest Contract Value as of any contract
                                anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

                            (2) the Contract Value on the date of death; and

                            (3) the Contract Value on the date we receive date
                                due proof of death.

                        (c) purchase payments less any partial withdrawals.

                      If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

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




                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death;

                        (c) purchase payments less any partial withdrawals.

                      We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (i) purchases a contract for $100,000;

                       (ii) makes no additional purchase payments and takes no
                            partial withdrawals;

                      (iii) is not subject to premium taxes;

                       (iv) the Annuitant is age 75 on the Contract Date; and

                        (v) we receive due proof of death on the date of death
                            then:

                               Annuitant's Contract  Death
                   End of Year     Age      Value   Benefit
                   -----------------------------------------
                        1          76      $103,000 $103,000
                        2          77       112,000  112,000
                        3          78        90,000  112,000
                        4          79       135,000  135,000
                        5          80       130,000  135,000
                        6          81       150,000  150,000
                        7          82       125,000  135,000
                        8          83       145,000  145,000
                   -----------------------------------------

                      The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

                      For example:

                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05  $5,000  $ 5,000  $ 5,000
                       3/31/09      --   10,000   10,000
                       3/31/10      --    7,000   10,000
                       ---------------------------------

                      If a withdrawal of $3,500 is made on March 31, 2010, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

                        (i) death occurs on March 31, 2009;

                       (ii) due proof of death was provided on March 31, 2010;

                      (iii) no other purchase payments were made or partial
                            withdrawals were taken;

                       (iv) the Annuitant and any joint Annuitant were both
                            younger than age 80 at issue;

                        (v) no surrender charge applies; and

                       (vi) no premium tax applies to the partial withdrawal.

                      This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE               We will calculate the death benefit on the date we
CALCULATE THE         receive due proof of death at our Service Center. Until
DEATH BENEFIT         we receive complete written instructions satisfactory to
                      us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or
                      Guarantee Account, according to your last instructions.
                      This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

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



DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR JOINT        distributions be made under this contract upon the first
OWNER BEFORE          death of:
THE ANNUITY
COMMENCEMENT
DATE
                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if the owner is a
                           non-natural entity such as a trust or corporation).

                      At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the sole designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under optional payment plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

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




                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                   Amount of
                        Person Who Died          Proceeds Paid
                 ----------------------------------------------
                 Owner or Joint Owner           Surrender Value
                 (who is not an Annuitant)
                 ----------------------------------------------
                 Owner or Joint Owner           Death Benefit
                 (who is an Annuitant)
                 ----------------------------------------------
                 Annuitant                      Death Benefit

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF              After income payments begin, if an owner, joint owner,
OWNER, JOINT          Annuitant, or designated beneficiary dies while the
OWNER, OR             contract is in force, payments that are already being
ANNUITANT             made under the contract will be made at least as rapidly
AFTER INCOME          as under the method of distribution in effect at the time
PAYMENTS BEGIN        of such death, notwithstanding any other provision of the
                      contract.

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


Income Payments

                      The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income

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



                      payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a

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



                      lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Validation Day
                           immediately preceeding your Annuity Commencement
                           Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted.

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



                          The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE              The monthly amount of your first variable income payment
INCOME                will equal your Surrender Value on the Valuation Day
PAYMENTS              immediately preceding your Annuity Commencement Date,
                      multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
ANNUITY               payments three times each calendar year. The transfer
COMMENCEMENT          will be effective as of the end of the Valuation Period
DATE                  during which we receive written request at our Service
                      Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any

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                      Subaccount unless the number of Annuity Units of that
                      Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters



INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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                      contract as an agent for an individual. However, this
                      exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

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                      No guarantees regarding tax treatment.  We make no
                      guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

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                      Taxation of income payments.  The Code imposes tax on a
                      portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date.

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

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                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

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QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within

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                           certain limits, to a contract that will provide an
                           annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

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                      Where a contract is purchased by an employer-qualified
                      plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

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                      The Federal income tax rules applicable to qualified
                      retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of minimum required distributions that must be taken from your contract.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

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                      These exceptions, as well as certain others not described
                      here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME        We will withhold and remit to the IRS a part of the
TAX WITHHOLDING       taxable portion of each distribution made under a
                      contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX      If required by the law of your state, we will also
WITHHOLDING           withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

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TAX STATUS OF THE     Under existing Federal income tax laws, we do not pay tax
COMPANY on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sales of the Contracts



PRINCIPAL             We have entered into an underwriting agreement with
UNDERWRITER           Capital Brokerage Corporation (doing business in Indiana,
                      Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively, "Capital Brokerage
                      Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage
                      Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital
                      Brokerage Corporation is located at 3001 Summer Street,
                      2nd Floor, Stamford, Connecticut 06905.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

SALES OF THE          Capital Brokerage Corporation offers the contracts
CONTRACTS             through its registered representatives who are registered
                      with the NASD and with the states in which they do business. More information about Capital Brokerage
                      Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800)
                      289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.
                      Registered representatives with Capital Brokerage
                      Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of your aggregate purchase payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

                      During 2004, 2003 and 2002, $5.9 million, $17.0 million
                      and $5.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information


OWNER QUESTIONS       The obligations to owners under the contracts are ours.
                      Please direct your questions and concerns to us at our Service Center.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                            GE Capital Life Assurance Company of New York
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

                      If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

                      If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of New York, we are subject to
                      provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                 The Company like other life insurance companies, is
PROCEEDINGS           involved in lawsuits. In some lawsuits involving
                      insurance companies, substantial damages have been sought and/or material settlement payments have been made.
                      Although the Company cannot predict
                      the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.

                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                $12.47            $13.74          1,214    2004
                                                                      9.99             12.47            271    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                         11.96             12.34          6,423    2004
                                                                      9.70             11.96          3,783    2003
                                                                     10.00              9.70            151    2002
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            9.27             10.16        228,096    2004
                                                                      7.12              9.27        163,858    2003
                                                                      9.29              7.12        113,958    2002
                                                                     10.00              9.29         32,844    2001
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             7.33              7.83         63,772    2004
   (formerly, AllianceBernstein Premier Growth Portfolio)             6.03              7.33         43,827    2003
                                                                      8.85              6.03         42,999    2002
                                                                     10.00              8.85         20,916    2001
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 12.55             13.97             --    2004
                                                                      9.84             12.55             --    2003
                                                                     10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   11.94             13.53            310    2004
                                                                      9.73             11.94             --    2003
                                                                     10.00              9.73             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                           11.86             12.93            989    2004
                                                                      9.63             11.86             --    2003
                                                                     10.00              9.63             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           12.63             14.23          2,261    2004
                                                                      9.94             12.63            275    2003
                                                                     10.00              9.94             --    2002
-------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --         12.66             14.28          1,138    2004
   Initial Shares                                                     9.75             12.66          1,108    2003
                                                                     10.00              9.75             --    2002
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio          9.90              9.81         16,920    2004
                                                                      9.99              9.90           4.74    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Dreyfus (continued)
----------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial        $ 7.50            $ 7.85         12,167    2004
   Shares                                                                6.04              7.50         12,095    2003
                                                                         8.63              6.04          7,848    2002
                                                                        10.00              8.63          1,048    2001
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.12             10.25        167,089    2004
                                                                         9.97             10.12         52,650    2003
                                                                        10.00              9.97             --    2002
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     13.33             13.95         15,863    2004
                                                                        10.40             13.33          3,671    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.62             12.06        203,828    2004
                                                                         8.41             10.62         72,701    2003
                                                                         9.44              8.41         29,566    2002
                                                                        10.00              9.44          3,048    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         9.67             10.60        254,864    2004
                                                                         7.54              9.67        157,498    2003
                                                                         9.24              7.54         72,137    2002
                                                                        10.00              9.24         16,406    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.33             15.15        170,648    2004
                                                                         9.05             12.33         74,762    2003
                                                                        10.21              9.05         46,954    2002
                                                                        10.00             10.21          9,631    2001
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.32             13.11          2,087    2004
                                                                         9.85             12.32            971    2003
                                                                        10.00              9.85             --    2002
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.08             13.41          2,931    2004
                                                                         9.79             12.08          2,707    2003
                                                                        10.00              9.79             --    2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   12.47             14.57          4,809    2004
                                                                         9.57             12.47            921    2003
                                                                        10.00              9.57             --    2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              13.13             14.97          1,003    2004
                                                                        10.09             13.13            740    2003
                                                                        10.00             10.09            374    2002
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                     11.44             12.19        390,819    2004
                                                                        10.00             11.44         11,203    2003
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                        10.42             10.71         12,165    2004
                                                                        10.19             10.42          7,394    2003
                                                                        10.00             10.19             --    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II (continued)
---------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                      $12.89            $15.03             --    2004
                                                                        9.87             12.89             --    2003
                                                                       10.00              9.87             --    2002
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              12.98             15.49         14,229    2004
                                                                       10.16             12.98          9,374    2003
                                                                       10.00             10.16            152    2002
---------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              12.88             16.14          2,862    2004
                                                                        9.61             12.88          1,125    2003
                                                                       10.00              9.61             --    2002
---------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 12.40             13.38          1,739    2004
                                                                        9.82             12.40          1,637    2003
                                                                       10.00              9.82             --    2002
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          7.47              8.03        108,120    2004
                                                                        6.19              7.47         72,388    2003
                                                                        8.68              6.19         40,187    2002
                                                                       10.00              8.68          2,249    2001
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.16             11.82          5,593    2004
                                                                       10.28             11.16          1,406    2003
                                                                       10.00             10.28             --    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   11.46             12.54         13,950    2004
                                                                       10.03             11.46         12,124    2003
                                                                       10.00             10.03            152    2002
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           12.77             13.41         71,661    2004
                                                                        9.91             12.77          8,853    2003
                                                                       10.00              9.91             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     9.16              9.85        231,025    2004
                                                                        7.35              9.16        166,822    2003
                                                                        9.21              7.35        128,125    2002
                                                                       10.00              9.21         12,321    2001
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          13.40             15.74         64,389    2004
                                                                        9.43             13.40         26,082    2003
                                                                       10.00              9.43            160    2002
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  11.84             12.78        115,339    2004
                                                                        9.78             11.84         72,936    2003
                                                                       10.04              9.78         26,611    2002
                                                                       10.00             10.04          5,392    2001
---------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
---------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares                14.99             14.99            540    2004
                                                                       10.40             14.99            349    2003
                                                                       10.00             10.40             --    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (continued)
------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares        $12.46            $13.95         4,196     2004
                                                                     9.61             12.46         4,403     2003
                                                                    10.00              9.61            --     2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.43             16.61           522     2004
                                                                     9.62             13.43           522     2003
                                                                    10.00              9.62            --     2002
------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II shares American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares

                      Each Annuitant Over Age 70 at Issue

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $12.44            $13.68            --     2004
   Fund -- Series I shares                       9.98             12.44            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Blue Chip Fund -- Series I            11.93             12.28            --     2004
   shares                                        9.69             11.93            --     2003
                                                10.00              9.69            --     2002
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income             9.22             10.09        54,273     2004
   Portfolio -- Class B                          7.09              9.22        63,264     2003
                                                 9.28              7.09        64,654     2002
                                                10.00              9.28        16,785     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B (formerly,
   AllianceBernstein Premier Growth              7.29              7.77        17,236     2004
   Portfolio)                                    6.01              7.29        18,188     2003
                                                 8.84              6.01         6,812     2002
                                                10.00              8.84         2,429     2001
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             12.51             13.91            --     2004
                                                 9.83             12.51            --     2003
                                                10.00              9.83            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               11.91             13.46            --     2004
                                                 9.72             11.91            --     2003
                                                10.00              9.72            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra(R) Fund -- Class I                    11.83             12.87            --     2004
                                                 9.63             11.83            --     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       12.60             14.17            --     2004
                                                 9.93             12.60            --     2003
                                                10.00              9.93            --     2002
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment
   Portfolios -- MidCap Stock                   12.63             14.21            --     2004
   Portfolio -- Initial Shares                   9.74             12.63            --     2003
                                                10.00              9.74            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.87              9.76            --     2004
   Fund -- Money Market Portfolio                9.98              9.87            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                7.46              7.79           539     2004
   Growth Fund, Inc. -- Initial Shares           4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.09             10.21        36,250     2004
                                                 9.96             10.09        26,638     2003
                                                10.00              9.96            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust (continued)
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund             $13.29            $13.89         2,410     2004
                                                10.40             13.29         2,410     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         10.57             11.97         5,576     2004
   Class 2                                       8.38             10.57         8,161     2003
                                                 9.43              8.38         3,086     2002
                                                10.00              9.43           808     2001
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service          9.62             10.52        26,278     2004
   Class 2                                       7.52              9.62        26,370     2003
                                                 9.23              7.52         9,911     2002
                                                10.00              9.23         2,062     2001
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         12.27             15.04        13,468     2004
   2                                             9.02             12.27        26,957     2003
                                                10.20              9.02        13,738     2002
                                                10.00             10.20         1,571     2001
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           12.29             13.05            --     2004
   Fund -- Class 2 Shares                        9.84             12.29            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         12.05             13.34         1,819     2004
   2 Shares                                      9.79             12.05         1,818     2003
                                                10.00              9.79            --     2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   12.44             14.50            --     2004
   Fund -- Class 2 Shares                        9.56             12.44            --     2003
                                                10.00              9.56            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              13.09             14.90            --     2004
   Fund -- Class 2 Shares                       10.09             13.09            --     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Total Return Fund                              11.42             12.15         9,115     2004
                                                10.00             11.42         8,700     2003
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.39             10.66            --     2004
                                                10.19             10.39            --     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 12.85             14.96            --     2004
                                                 9.87             12.85            --     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        12.95             15.42         1,695     2004
                                                 9.87             12.95         1,695     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        12.85             16.07         1,721     2004
                                                 9.61             12.85         1,721     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II (continued)
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio          $12.36            $13.31            --     2004
                                                 9.81             12.36            --     2003
                                                10.00              9.81            --     2002
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   7.44              7.97         6,521     2004
   Series -- Service Class Shares                6.17              7.44         5,766     2003
                                                 8.67              6.17        15,424     2002
                                                10.00              8.67           504     2001
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income Series --              11.13             11.77            --     2004
   Service Class Shares                         10.27             11.13            --     2003
                                                10.00             10.27            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          11.43             12.48            --     2004
   Class Shares                                 10.02             11.43            --     2003
                                                10.00             10.02            --     2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account
Funds -- Class 2 Shares
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               12.73             13.35           109     2004
   Fund/VA -- Service Shares                     9.91             12.73            --     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                         9.11              9.78        23,156     2004
   Fund/VA -- Service Shares                     7.33              9.11        34,292     2003
                                                 9.20              7.33        24,867     2002
                                                10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              13.37             15.67         4,764     2004
   Fund/VA -- Service Shares                     9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         11.77             12.68        19,854     2004
   Class Shares                                  9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
Scudder Variable Series II
----------------------------------------------------------------------------------------------
 Scudder Technology Growth                      14.95             14.92            --     2004
   Portfolio -- Class B Shares                  10.40             14.95            --     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
 SVS Dreman High Return Equity                  12.43             13.89            --     2004
   Portfolio -- Class B Shares                   9.61             12.43            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 SVS Dreman Small Cap Value                     13.39             16.53            --     2004
   Portfolio -- Class B Shares                   9.61             13.39            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II shares American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares

   Each Annuitant Age 70 or Younger With the Enhanced Payment Benefit Option

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                        $12.45            $13.70          5,177    2004
                                                                              9.99             12.45          3,492    2003
                                                                             10.00              9.99             --    2002
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                 11.94             12.29          9,699    2004
                                                                              9.70             11.94          1,160    2003
                                                                             10.00              9.70             --    2002
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    9.84             10.76        261,035    2004
                                                                              7.56              9.84        169,732    2003
                                                                             10.00              7.56         70,629    2002
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     8.66              9.23         86,258    2004
   (formerly, AllianceBernstein Premier Growth Portfolio)                     7.13              8.66         66,220    2003
                                                                             10.00              7.13         10,095    2002
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         12.52             13.92         11,847    2004
                                                                              9.84             12.52          8,523    2003
                                                                             10.00              9.84             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           11.92             13.48          8,770    2004
                                                                              9.73             11.92          2,047    2003
                                                                             10.00              9.73             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                11.83             12.89         29,179    2004
                                                                              9.63             11.83            662    2003
                                                                             10.00              9.63             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   12.61             14.18         87,690    2004
                                                                              9.94             12.61         63,811    2003
                                                                             10.00              9.94             --    2002
---------------------------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial         12.63             14.23          3,913    2004
   Shares                                                                     9.75             12.63          1,353    2003
                                                                             10.00              9.75             --    2002
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  9.88              9.78         57,513    2004
                                                                              9.99              9.88            550    2003
                                                                             10.00              9.99             --    2002
---------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial               8.77              9.17         18,353    2004
   Shares                                                                     7.08              8.77          2,414    2003
                                                                             10.00              7.08             --    2002
---------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               10.10             10.22        250,029    2004
                                                                              9.97             10.10         28,306    2003
                                                                             10.00              9.97             --    2002
---------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust (continued)
--------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                  $13.30            $13.90         33,095    2004
                                                                      10.40             13.30         13,554    2003
                                                                      10.00             10.40             --    2002
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      11.08             12.55        266,394    2004
                                                                       8.78             11.08        135,316    2003
                                                                      10.00              8.78         60,564    2002
--------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      10.05             11.00        213,582    2004
                                                                       7.85             10.05        102,175    2003
                                                                      10.00              7.85         33,456    2002
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            11.94             14.64        146,394    2004
                                                                       8.77             11.94         95,913    2003
                                                                      10.00              8.77         48,119    2002
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         12.30             13.06         17,459    2004
                                                                       9.85             12.30          6,139    2003
                                                                      10.00              9.85             --    2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     12.05             13.36         22,138    2004
                                                                       9.79             12.05          6,192    2003
                                                                      10.00              9.79             --    2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 12.45             14.52         71,929    2004
                                                                       9.57             12.45         43,314    2003
                                                                      10.00              9.57             --    2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            13.10             14.92          6,665    2004
                                                                      10.09             13.10            896    2003
                                                                      10.00             10.09             --    2002
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                   11.42             12.16        202,048    2004
                                                                      10.00             11.42         31,429    2003
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      10.40             10.64         99,245    2004
                                                                      10.19             10.40         23,893    2003
                                                                      10.00             10.19             --    2002
--------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                      12.86             14.98          4,494    2004
                                                                       9.87             12.86            950    2003
                                                                      10.00              9.87             --    2002
--------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                             12.96             15.44        122,140    2004
                                                                      10.16             12.96         52,773    2003
                                                                      10.00             10.16             --    2002
--------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                             12.86             16.09         15,882    2004
                                                                       9.61             12.86          4,609    2003
                                                                      10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                12.37             13.33          8,192    2004
                                                                       9.82             12.37          2,737    2003
                                                                      10.00              9.82             --    2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $ 8.73            $ 9.37         82,552    2004
                                                                        7.24              8.73         51,479    2003
                                                                       10.00              7.24         20,603    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.13             11.78         13,199    2004
                                                                       10.28             11.13          5,724    2003
                                                                       10.00             10.28             --    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   11.44             12.50         38,814    2004
                                                                       10.03             11.44          5,547    2003
                                                                       10.00             10.03             --    2002
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           12.74             13.37        199,631    2004
                                                                        9.91             12.74         66,420    2003
                                                                       10.00              9.91             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     9.74             10.46        331,477    2004
                                                                        7.83              9.74        242,188    2003
                                                                       10.00              7.83        127,593    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          13.38             15.69         97,208    2004
                                                                        9.43             13.38         53,612    2003
                                                                       10.00              9.43             --    2002
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  11.74             12.66        130,738    2004
                                                                        9.71             11.74         76,350    2003
                                                                       10.00              9.71         39,904    2002
---------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
---------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares                14.96             14.94          6,392    2004
                                                                       10.40             14.96          2,760    2003
                                                                       10.00             10.40             --    2002
---------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares            12.44             13.90         29,297    2004
                                                                        9.61             12.44         17,801    2003
                                                                       10.00              9.61             --    2002
---------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares               13.40             16.55         20,023    2004
                                                                        9.62             13.40          3,257    2003
                                                                       10.00              9.62             --    2002
---------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II shares American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares

        Each Annuitant Over Age 70 With Enhanced Payment Benefit Option

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $12.42            $13.63            --     2004
   Fund -- Series I shares                       9.99             12.42            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Blue Chip Fund -- Series I            11.91             12.24            --     2004
   shares                                        9.70             11.91            --     2003
                                                10.00              9.70            --     2002
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income             9.80             10.70        87,605     2004
   Portfolio -- Class B                          7.55              9.80        72,558     2003
                                                10.00              7.55        29,436     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B (formerly,
   AllianceBernstein Premier Growth              8.62              9.18        19,610     2004
   Portfolio)                                    7.12              8.62        16,464     2003
                                                10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             12.49             13.86            --     2004
                                                 9.84             12.49            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               11.89             13.42            --     2004
                                                 9.73             11.89            --     2003
                                                10.00              9.73            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra Fund -- Class I                       11.80             12.83         1,061     2004
                                                 9.63             11.80           902     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       12.57             14.12            --     2004
                                                 9.94             12.57            --     2003
                                                10.00              9.94            --     2002
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment
   Portfolios -- MidCap Stock                   12.60             14.16            --     2004
   Portfolio --  Initial Shares                  9.75             12.60            --     2003
                                                10.00              9.75            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.85              9.73         3,207     2004
   Fund -- Money Market Portfolio                9.99              9.85            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                8.74              9.12            --     2004
   Growth Fund, Inc. -- Initial Shares           7.06              8.74            --     2003
                                                10.00              7.06            --     2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.07             10.17        73,987     2004
                                                 9.97             10.07         8,927     2003
                                                10.00              9.97            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust (continued)
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund             $13.27            $13.84         2,313     2004
                                                10.40             13.27         1,094     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         11.04             12.48        29,932     2004
   Class 2                                       8.77             11.04        13,793     2003
                                                10.00              8.77         2,258     2002
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.01             10.94        60,159     2004
   Class 2                                       7.84             10.01        52,444     2003
                                                10.00              7.84        22,674     2002
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         11.89             14.56        38,518     2004
   2                                             8.76             11.89        44,549     2003
                                                10.00              8.76        42,836     2002
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           12.27             13.00            --     2004
   Fund -- Class 2 Shares                        9.85             12.27            --     2003
                                                10.00              9.85            --     2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         12.02             13.30           906     2004
   2 Shares                                      9.79             12.02           906     2003
                                                10.00              9.79            --     2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   12.41             14.45         2,253     2004
   Fund -- Class 2 Shares                        9.57             12.41           202     2003
                                                10.00              9.57            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              13.07             14.85           734     2004
   Fund -- Class 2 Shares                       10.09             13.07           734     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Total Return Fund                              11.41             12.12        12,533     2004
                                                10.00             11.41        10,503     2003
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.37             10.62         7,683     2004
                                                10.19             10.37           534     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 12.83             14.91         2,379     2004
                                                 9.87             12.83           973     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        12.92             15.36         3,884     2004
                                                10.16             12.92         1,094     2003
                                                10.00             10.16            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        12.82             16.01         1,719     2004
                                                 9.61             12.82            40     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II (continued)
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio          $12.36            $13.27          2,786    2004
                                                 9.82             12.36             --    2003
                                                10.00              9.82             --    2002
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   8.70              9.31         34,396    2004
   Series -- Service Class Shares                7.23              8.70         38,613    2003
                                                10.00              7.23         34,313    2002
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.10             11.73          1,208    2004
   Series -- Service Class Shares               10.28             11.10            952    2003
                                                10.00             10.28             --    2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          11.41             12.44            643    2004
   Class Shares                                 10.03             11.41            175    2003
                                                10.00             10.03             --    2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               12.71             13.30          4,496    2004
   Fund/VA -- Service Shares                     9.91             12.71            997    2003
                                                10.00              9.91             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                         9.71             10.40        144,709    2004
   Fund/VA -- Service Shares                     7.82              9.71        168,642    2003
                                                10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              13.34             15.61         15,415    2004
   Fund/VA -- Service Shares                     9.43             13.34          8,173    2003
                                                10.00              9.43             --    2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         11.70             12.59         26,261    2004
   Class Shares                                  9.70             11.70         22,290    2003
                                                10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------
Scudder Variable Series II
----------------------------------------------------------------------------------------------
 Scudder Technology Growth                      14.92             14.87            582    2004
   Portfolio -- Class B Shares                  10.40             14.92            582    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
 SVS Dreman High Return Equity                  12.40             13.84             --    2004
   Portfolio -- Class B Shares                   9.61             12.40             --    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 SVS Dreman Small Cap Value                     13.36             16.47            399    2004
   Portfolio -- Class B Shares                   9.62             13.36             38    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II shares American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares

Table of Contents

Statement of Additional Information



                                                                           Page
The Company...............................................................  B-3

The Separate Account......................................................  B-4

Additional Information About the Guarantee Account........................  B-4

The Contracts.............................................................  B-5
   Transfer of Annuity Units..............................................  B-5
   Net Investment Factor..................................................  B-5

Termination of Participation Agreements...................................  B-6

Calculation of Performance Data...........................................  B-8
   Subaccounts Investing in the Dreyfus Variable Investment Fund -- Money
     Market Portfolio.....................................................  B-9
   Other Subaccounts...................................................... B-11
   Other Performance Data................................................. B-12

Tax Matters............................................................... B-13
   Taxation of GE Capital Life Assurance Company of New York.............. B-13
   IRS Required Distributions............................................. B-14

General Provisions........................................................ B-14
   Using the Contracts as Collateral...................................... B-14
   The Beneficiary........................................................ B-15
   Non-Participating...................................................... B-15
   Misstatement of Age or Gender.......................................... B-15
   Incontestability....................................................... B-15
   Statement of Values.................................................... B-15
   Trust as Owner or Beneficiary.......................................... B-15
   Written Notice......................................................... B-15

Legal Developments Regarding Employment-Related Benefit Plans............. B-16

Experts................................................................... B-16

Financial Statements...................................................... B-16

                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

                      GE Capital Life Assurance Company of New York Variable Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor: __________________________________
                                                               Date